Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Disciplined Market Neutral Fund and DWS Select Alternative Allocation Fund (the “Funds”), each a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 90 to the Trust’s Registration Statement on Form N-1A (collectively, the “Amendment”), do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price P.C.